LEASE (Tables)	12 Months Ended
Dec. 31, 2024
LEASE
Schedule of balances reported in the consolidated balance sheet related to the leases

	As of December 31,
	2023	2024

	(HK$ in thousands)

Operating lease right-of-use assets	224,092	253,212
Operating lease liabilities	238,017	277,281

Schedule of operating lease expenses reported in the consolidated statements of comprehensive income

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)

Operating lease cost	119,854	122,333	140,062

Schedule of undiscounted cash flows of leases to present value of operating lease payments

Amount
(HK$ in thousands)
For the year ending December 31,
2025	151,192
2026	74,025
2027	28,633
2028	6,643
2029	6,750
Thereafter	28,736
Total undiscounted operating lease payments	295,979
Less: imputed interest	(18,698)
Present value of operating lease liabilities	277,281